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[LETTERHEAD]                                       [NATIONWIDE INSURANCE LOGO]


January 5, 1999

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:  Nationwide VL Separate Account -- D
          Nationwide Life and Annuity Insurance Company
          File No. 333-59517
          CIK No.  0001065753

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account -- D (the "Variable Account") and Nationwide Life and Annuity Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus contained in Pre-Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective December 23, 1998.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY


/s/ HEATHER HARKER
--------------------
Heather Harker, Esq.
Compliance Manager

cc: Mr. Kevin Kirchoff, Esq.
    Branch Chief
    Stop 5-6
    Office of Insurance Products and Legal Compliance